SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 37.8%
Communication Services — 0.7%
AT&T
4.250%, 03/01/2027	$1,420	$1,420

Consumer Discretionary — 3.4%
Amazon.com
3.850%, 03/13/2028	475	473
AutoZone
5.050%, 07/15/2026	450	451
BMW US Capital LLC
4.300%, 03/17/2028 (A)	475	475
4.150%, 08/11/2027 (A)	300	299
General Motors Financial
4.350%, 01/17/2027	1,000	999
Hyundai Capital America
5.450%, 06/24/2026 (A)	275	275
5.250%, 01/08/2027 (A)	1,330	1,338
Marriott International
4.200%, 07/15/2027	300	299
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (A)	475	476
4.125%, 03/10/2028 (A)	475	472
O’Reilly Automotive
5.750%, 11/20/2026	210	212
Toyota Motor Credit
4.500%, 05/14/2027	350	352
Toyota Motor Credit MTN
3.750%, 01/12/2028	475	472
		6,593
Consumer Staples — 1.3%
BAT Capital
3.215%, 09/06/2026	800	798
Element Fleet Management
5.643%, 03/13/2027 (A)	290	293
Mars
4.450%, 03/01/2027 (A)	1,465	1,470
		2,561
Energy — 1.2%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	55	55
Enbridge
3.700%, 07/15/2027	875	868
ONEOK
5.550%, 11/01/2026	1,425	1,432
		2,355
Financials — 24.9%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	300	302
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.988%, H15T1Y + 0.780%, 12/03/2028 (A)(B)	$1,350	$1,359
American Express
4.009%, SOFR + 0.581%, 02/09/2029 (B)	1,570	1,559
American Honda Finance MTN
4.550%, 07/09/2027	1,195	1,196
2.300%, 09/09/2026	500	497
Ares Capital
7.000%, 01/15/2027	250	253
Athene Global Funding
5.349%, 07/09/2027 (A)	270	271
4.606%, SOFR + 0.950%, 04/19/2027 (A)(B)	475	476
Avolon Holdings Funding
2.528%, 11/18/2027 (A)	1,010	979
Bank of America
4.623%, SOFR + 1.110%, 05/09/2029 (B)	250	250
1.734%, SOFR + 0.960%, 07/22/2027 (B)	1,220	1,213
Bank of America MTN
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	450	448
Bank of Montreal MTN
4.277%, SOFRINDX + 0.620%, 09/15/2026 (B)	675	676
Barclays PLC
6.496%, SOFR + 1.880%, 09/13/2027 (B)	275	277
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (A)	450	459
BPCE
5.203%, 01/18/2027 (A)	300	302
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	240	243
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	1,295	1,290
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (B)	475	472
Commonwealth Bank of Australia
4.187%, SOFR + 0.520%, 06/15/2026 (A)(B)	425	425
Cooperatieve Rabobank UA
4.655%, H15T1Y + 1.750%, 08/22/2028 (A)(B)	1,200	1,202
4.372%, 05/27/2027	500	502
Corebridge Global Funding
5.750%, 07/02/2026 (A)	579	580
Credit Agricole
5.589%, 07/05/2026 (A)	420	421

SEI Daily Income Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Daimler Truck Finance North America LLC
4.300%, 08/12/2027 (A)	$300	$299
Danske Bank MTN
4.662%, H15T1Y + 0.750%, 03/27/2029 (A)(B)	475	476
Deutsche Bank NY
4.885%, SOFR + 1.219%, 11/16/2027 (B)	550	551
Equitable America Global Funding
3.950%, 09/15/2027 (A)	70	69
F&G Global Funding MTN
5.875%, 06/10/2027 (A)	400	405
Fidelity National Information Services
4.450%, 03/10/2028	180	180
Goldman Sachs Bank USA NY
5.414%, SOFR + 0.750%, 05/21/2027 (B)	325	325
Goldman Sachs Group
3.814%, TSFR3M + 1.420%, 04/23/2029 (B)	500	493
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	1,265	1,254
Guardian Life Global Funding
5.550%, 10/28/2027 (A)	695	708
HSBC Holdings PLC
5.887%, SOFR + 1.570%, 08/14/2027 (B)	1,515	1,521
JPMorgan Chase
1.470%, SOFR + 0.765%, 09/22/2027 (B)	1,665	1,647
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	300	300
Lloyds Banking Group PLC
5.985%, H15T1Y + 1.480%, 08/07/2027 (B)	275	276
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	200	201
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	1,285	1,284
Macquarie Bank MTN
3.915%, 02/03/2028 (A)	475	472
Metropolitan Life Global Funding I
4.250%, 04/13/2028 (A)	475	474
Morgan Stanley MTN
5.164%, SOFR + 1.590%, 04/20/2029 (B)	425	430
1.512%, SOFR + 0.858%, 07/20/2027 (B)	1,650	1,640
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/2030 (B)	265	262
National Rural Utilities Cooperative Finance MTN
3.950%, 12/10/2027	1,000	995
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/2027 (A)(B)	$250	$253
New York Life Global Funding MTN
4.850%, 01/09/2028 (A)	1,420	1,433
NTT Finance
4.567%, 07/16/2027 (A)	1,185	1,188
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	250	251
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	175	177
5.300%, SOFR + 1.342%, 01/21/2028 (B)	90	91
5.102%, SOFR + 0.796%, 07/23/2027 (B)	1,045	1,046
4.075%, SOFR + 0.610%, 01/26/2029 (B)	475	473
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	235	236
Royal Bank of Canada MTN
5.069%, SOFR + 0.790%, 07/23/2027 (B)	1,300	1,302
Santander UK Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/2027 (B)	1,075	1,071
Societe Generale MTN
1.792%, H15T1Y + 1.000%, 06/09/2027 (A)(B)	300	299
Swedbank
6.136%, 09/12/2026 (A)	375	378
Toronto-Dominion Bank
3.913%, 01/13/2028	475	472
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	1,560	1,565
4.248%, SOFR + 0.590%, 09/10/2026 (B)	425	425
Truist Bank
4.671%, SOFR + 0.590%, 05/20/2027 (B)	1,785	1,785
4.144%, SOFR + 0.662%, 01/27/2029 (B)	1,240	1,234
Truist Financial MTN
6.047%, SOFR + 2.050%, 06/08/2027 (B)	275	275
UBS
4.864%, SOFR + 0.720%, 01/10/2028 (B)	300	301
1.250%, 06/01/2026	500	499
UBS Group
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	200	200

2	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bank
4.507%, SOFR + 0.690%, 10/22/2027 (B)	$1,275	$1,276
Wells Fargo
6.303%, SOFR + 1.790%, 10/23/2029 (B)	450	468
Wells Fargo MTN
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	1,615	1,613
		48,225
Health Care — 1.4%
Augusta SpinCo
4.321%, 09/23/2027	475	474
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	200	202
HCA
4.532%, SOFR + 0.870%, 03/01/2028 (B)	745	747
Pfizer
3.875%, 11/15/2027	500	499
RWJ Barnabas Health
2.954%, 07/01/2026	315	314
Solventum
5.450%, 02/25/2027	69	70
Stryker
4.550%, 02/10/2027	300	301
		2,607
Industrials — 1.7%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	250	253
4.625%, 10/15/2027	300	300
Caterpillar Financial Services
4.500%, 01/07/2027	300	301
Howmet Aerospace
3.750%, 03/03/2028	475	470
John Deere Capital
4.500%, 01/08/2027	300	301
PACCAR Financial MTN
3.900%, 02/05/2029	380	377
Penske Truck Leasing LP
5.750%, 05/24/2026 (A)	250	250
Sumisho Air Lease
2.200%, 01/15/2027	1,080	1,064
		3,316
Information Technology — 0.8%
Oracle
2.650%, 07/15/2026	475	473
Salesforce
4.500%, 03/15/2028	1,005	1,006
		1,479
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 2.4%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	$260	$262
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	57	57
DTE Electric
4.250%, 05/14/2027	160	160
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	348	335
FirstEnergy Pennsylvania Electric
4.150%, 03/15/2028 (A)	475	473
Georgia Power
3.937%, SOFRINDX + 0.280%, 09/15/2026 (B)	500	499
NextEra Energy Capital Holdings
4.457%, SOFRINDX + 0.800%, 02/04/2028 (B)	1,210	1,215
NYSEG Storm Funding LLC
4.713%, 05/01/2029	338	341
Pacific Gas and Electric
5.000%, 06/04/2028	965	974
WEC Energy Group
4.750%, 01/15/2028	285	287
		4,603

Total Corporate Obligations
(Cost $73,158) ($ Thousands)		73,159

ASSET-BACKED SECURITIES — 31.4%
Automotive — 20.2%
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	146	147
Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	164	164
Ally Auto Receivables Trust, Ser 2026-1, Cl A2
3.910%, 11/15/2028	105	105
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	325	329
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	26	26
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl B
5.380%, 06/18/2029	375	380
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	20	20

SEI Daily Income Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (A)	$283	$287
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	37	37
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	338	339
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (A)	345	346
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	107	108
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/2034 (A)	1,175	1,171
BMW Vehicle Lease Trust, Ser 2024-1, Cl A4
5.000%, 06/25/2027	250	251
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	88	88
BMW Vehicle Lease Trust, Ser 2025-2, Cl A3
3.970%, 09/25/2028	320	320
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	124	125
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (A)	22	22
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (A)	500	501
BofA Auto Trust, Ser 2026-1A, Cl A3
4.180%, 10/15/2030 (A)	140	140
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A2A
3.880%, 01/16/2029	904	903
CarMax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	29	29
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	61	61
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	475	479
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	1,375	1,383
CarMax Auto Owner Trust, Ser 2025-3, Cl A2A
4.420%, 08/15/2028	50	51
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	21	21
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	47	46
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A2
4.070%, 02/12/2029	378	377
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	30	30
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	$67	$67
CPS Auto Receivables Trust, Ser 2025-C, Cl B
4.710%, 12/17/2029 (A)	750	752
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	104	105
Drive Auto Receivables Trust, Ser 2025-1, Cl A3
4.730%, 09/15/2032	365	366
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	50	50
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	283	285
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	94	94
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	10	11
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	490	491
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	54	54
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A2A
4.370%, 03/15/2028	573	574
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A2A
3.830%, 08/15/2028	175	175
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (A)	500	499
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	49	49
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	52	52
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	222	223
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A3
3.910%, 04/15/2030	200	199
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	300	300

4	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	$1,410	$1,420
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	6	6
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	6	6
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A3
4.210%, 10/20/2027	415	416
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	151	151
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	550	550
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A4
4.200%, 08/20/2029	620	620
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A2
3.770%, 04/20/2028	110	110
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A3
3.880%, 01/22/2029	675	673
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	400	402
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	31	31
GM Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A2A
4.320%, 06/16/2028	165	165
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A2A
3.880%, 12/18/2028	652	651
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A2A
3.770%, 03/16/2029	185	184
GM Financial Consumer Automobile Receivables Trust, Ser 2026-2, Cl A2A
4.050%, 05/16/2029	140	140
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	800	801
GMF Floorplan Owner Revolving Trust, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	495	497
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	327	327
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III LLC, Ser 2023-3A, Cl A
5.940%, 02/25/2028 (A)	$225	$227
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	165	166
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	87	87
Honda Auto Receivables Owner Trust, Ser 2025-3, Cl A2A
4.190%, 03/21/2028	330	330
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A3
5.020%, 03/15/2027 (A)	40	40
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (A)	370	372
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	92	92
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A2A
4.370%, 01/18/2028 (A)	347	347
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (A)	500	501
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A2A
3.850%, 05/15/2028 (A)	305	305
Hyundai Auto Lease Securitization Trust, Ser 2026-B, Cl A2A
4.060%, 09/15/2028 (A)	475	475
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	305	306
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	158	158
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A3
3.880%, 04/15/2030	245	244
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A2A
4.030%, 11/15/2028	490	490
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/2030 (A)	290	288
LAD Auto Receivables Trust, Ser 2025-2A, Cl A2
4.300%, 07/17/2028 (A)	174	174
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A2A
4.630%, 05/15/2028 (A)	39	40

SEI Daily Income Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A4
4.220%, 06/17/2030	$500	$500
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	115	116
Mercedes-Benz Auto Receivables Trust, Ser 2024-1, Cl A3
4.800%, 04/16/2029	309	310
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl A
4.180%, 09/25/2030 (A)	1,250	1,249
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl B
4.420%, 09/25/2030 (A)	350	349
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (A)	380	381
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	152	152
Nissan Auto Lease Trust, Ser 2026-A, Cl A2A
3.900%, 05/15/2028	330	330
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	119	119
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	165	166
Nissan Auto Receivables Owner Trust, Ser 2024-B, Cl A3
4.340%, 03/15/2029	500	501
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	44	44
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	124	125
Porsche Financial Auto Securitization Trust, Ser 2024-1A, Cl A3
4.440%, 01/22/2030 (A)	338	338
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	394	395
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	495	498
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	318	318
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (A)	86	86
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	$153	$154
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	138	139
Securitized Term Auto Receivables Trust, Ser 2026-A, Cl B
4.284%, 03/25/2033 (A)	680	677
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (A)	473	474
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/2030 (A)	180	180
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	530	532
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A4
4.500%, 03/20/2029 (A)	550	552
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl B
4.740%, 04/20/2029 (A)	220	221
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A2
4.310%, 05/22/2028 (A)	500	501
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (A)	100	100
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	103	103
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	184	185
Toyota Lease Owner Trust, Ser 2024-A, Cl A4
5.260%, 06/20/2028 (A)	477	478
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	217	217
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (A)	215	214
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/2029 (A)	285	283
USB Auto Owner Trust, Ser 2025-1A, Cl A2
4.510%, 06/15/2028 (A)	334	334
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	358	359

6	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A3
4.010%, 01/22/2029	$270	$270
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (A)	400	402
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	105	106
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	122	123
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	161	162
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	318	319
Wheels Fleet Lease Funding 1 LLC, Ser 2026-1A, Cl A2A
4.300%, 04/18/2039 (A)	109	109
World Omni Auto Receivables Trust, Ser 2022-B, Cl A4
3.440%, 03/15/2028	369	369
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	53	53
World Omni Auto Receivables Trust, Ser 2026-A, Cl A3
3.860%, 05/15/2031	150	149
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	475	478
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	475	477
		39,121
Credit Card — 2.0%
American Express Credit Account Master Trust, Ser 2023-2, Cl A
4.800%, 05/15/2030	100	101
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	765	771
CARDS II Trust, Ser 2024-1A, Cl A
4.326%, SOFR + 0.680%, 07/15/2029 (A)(B)	410	410
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	355	358
Synchrony Card Funding LLC, Ser 2024-A2, Cl A
4.930%, 07/15/2030	1,635	1,651
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	$185	$185
WF Card Issuance Trust, Ser 2025-A1, Cl A
4.340%, 05/15/2030	425	427
		3,903
Miscellaneous Business Services — 9.2%
AGL CLO 14, Ser 2025-14A, Cl AR
4.802%, TSFR3M + 1.130%, 12/02/2034 (A)(B)	500	500
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	3	3
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	245	246
Amur Equipment Finance Receivables XV LLC, Ser 2025-1A, Cl A2
4.700%, 09/22/2031 (A)	430	433
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	51	47
Auxilior Term Funding LLC, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	10	10
Bain Capital Credit CLO, Ser 2025-1A, Cl A1
4.826%, TSFR3M + 1.160%, 04/23/2038 (A)(B)	1,000	998
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (A)	135	135
Barings Equipment Finance LLC, Ser 2026-A, Cl A2
3.890%, 04/13/2029 (A)	150	150
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	18	18
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	76	76
CCG Receivables Trust, Ser 2025-2, Cl A2
4.140%, 08/15/2034 (A)	205	205
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	114	114
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	43	43
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	120	120
CNH Equipment Trust, Ser 2026-A, Cl A2A
3.820%, 06/15/2029	188	188
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	19	19
Elmwood CLO 15, Ser 2025-2A, Cl A1R
4.814%, TSFR3M + 1.150%, 04/22/2035 (A)(B)	500	500

SEI Daily Income Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	$28	$27
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	639	646
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	9	9
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (A)	220	220
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	18	18
John Deere Owner Trust, Ser 2025-B, Cl A2A
4.280%, 07/17/2028	152	152
John Deere Owner Trust, Ser 2026-A, Cl A2A
3.850%, 12/15/2028	95	95
KKR CLO, Ser 2018-21, Cl A
4.935%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	30	30
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	321	322
Kubota Credit Owner Trust, Ser 2025-2A, Cl A2
4.480%, 04/17/2028 (A)	93	94
Kubota Credit Owner Trust, Ser 2026-1A, Cl A2
3.840%, 01/16/2029 (A)	100	100
Madison Park Funding XXX, Ser 2024-30A, Cl A1R
5.040%, TSFR3M + 1.360%, 07/16/2037 (A)(B)	875	876
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	65	65
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	176	168
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	244	223
Neuberger Berman Loan Advisers CLO, Ser 2024-25A, Cl AR2
5.075%, TSFR3M + 1.400%, 07/18/2038 (A)(B)	750	750
Neuberger Berman Loan Advisers CLO, Ser 2025-45A, Cl AR
4.729%, TSFR3M + 1.060%, 10/14/2036 (A)(B)	750	749
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (A)	535	532
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	139	139
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ser 2025-3A, Cl A1R
4.963%, TSFR3M + 1.290%, 10/15/2038 (A)(B)	$500	$500
Palmer Square Loan Funding, Ser 2026-1A, Cl A2R
4.823%, TSFR3M + 1.150%, 10/15/2032 (A)(B)	480	479
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	350	351
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	205	207
SCF Equipment Leasing LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	41	41
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (A)	950	951
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.825%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	725	725
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	45	42
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	250	251
Tricon Residential Trust, Ser 2024-SFR2, Cl A
4.750%, 06/17/2040 (A)	299	298
Trinity Rail Leasing LLC, Ser 2019-2A, Cl A2
3.100%, 10/18/2049 (A)	170	168
Trinity Rail Leasing LLC, Ser 2020-1A, Cl A
1.960%, 10/17/2050 (A)	129	124
Trinity Rail Leasing LLC, Ser 2020-2A, Cl A2
2.560%, 11/19/2050 (A)	590	569
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (A)	226	219
TRP 2021 LLC, Ser 2021-1, Cl A
2.070%, 06/19/2051 (A)	166	161
TSTAT, Ser 2026-1A, Cl AR3
4.615%, TSFR3M + 0.940%, 01/20/2032 (A)(B)	433	433
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (A)	627	595
USQ Rail II LLC, Ser 2021-3A, Cl A
2.210%, 06/28/2051 (A)	508	490
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	200	200
Verizon Master Trust Series, Ser 2026-1, Cl A1A
3.940%, 02/20/2031	475	473
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	485	485

8	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2025-1, Cl A
4.710%, 01/21/2031	$180	$181
Volvo Financial Equipment LLC, Ser 2025-1A, Cl A2
4.410%, 11/15/2027 (A)	48	48
Voya CLO, Ser 2025-3A, Cl A1RR
4.735%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	725	724
		17,735

Total Asset-Backed Securities
(Cost $60,781) ($ Thousands)		60,759

MORTGAGE-BACKED SECURITIES — 14.6%
Agency Mortgage-Backed Obligations — 4.1%
3.000%, 03/01/2030 to 09/01/2030	295	289
FHLMC REMIC, Ser 2013-4150, Cl GE
2.000%, 01/15/2033	448	427
FHLMC REMIC, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	675	671
FHLMC REMIC, Ser 2014-4385, Cl EU
3.000%, 04/15/2035	809	803
FHLMC REMIC, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	395	390
FHLMC REMIC, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	88	88
FHLMC, Ser 2026-431, Cl LB
4.000%, 04/25/2027	934	933
FNMA
6.000%, 01/01/2027	–	1
5.840%, H15T1Y + 2.215%, 01/01/2029(B)	1	1
3.500%, 08/01/2032	149	146
3.000%, 10/01/2030 to 12/01/2030	220	215
2.500%, 06/01/2029	738	728
FNMA REMIC, Ser 2001-33, Cl FA
4.210%, SOFR30A + 0.564%, 07/25/2031(B)	1	1
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	46	44
FNMA REMIC, Ser 2015-57, Cl CA
3.000%, 08/25/2034	87	87
FNMA REMIC, Ser 2017-81, Cl YA
3.000%, 05/25/2046	339	328
FNMA REMIC, Ser 2019-3, Cl BA
3.200%, 02/25/2049	836	802
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	529	525
GNMA, Ser 2022-50, Cl BD
3.000%, 04/20/2050	800	766
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2025-47, Cl HA
5.000%, 11/20/2052	$653	$650
		7,895
Non-Agency Mortgage-Backed Obligations — 10.5%
ALA Trust, Ser OANA, Cl A
5.398%, TSFR1M + 1.743%, 06/15/2040(A)(B)	760	763
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	10	10
BOCA Commercial Mortgage Trust, Ser BOCA, Cl A
5.255%, TSFR1M + 1.600%, 12/15/2042(A)(B)	990	991
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	50	48
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	14	13
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	102	95
BX Commercial Mortgage Trust, Ser CSMO, Cl A
5.055%, TSFR1M + 1.400%, 02/15/2043(A)(B)	700	700
BX Commercial Mortgage Trust, Ser CSMO, Cl B
5.355%, TSFR1M + 1.700%, 02/15/2043(A)(B)	150	150
BX Commercial Mortgage Trust, Ser VLT9, Cl B
5.805%, TSFR1M + 2.150%, 03/15/2045(A)(B)	875	873
BX Trust, Ser 2021-LGCY, Cl A
4.276%, TSFR1M + 0.620%, 10/15/2036(A)(B)	600	600
BX Trust, Ser 2022-LBA6, Cl A
4.655%, TSFR1M + 1.000%, 01/15/2039(A)(B)	625	625
BX Trust, Ser GW, Cl A
5.255%, TSFR1M + 1.600%, 07/15/2042(A)(B)	725	725
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.690%, 02/25/2058(A)(B)	36	36
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	62	57
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	37	36

SEI Daily Income Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	$118	$103
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	180	152
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	52	47
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	339	289
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	327	283
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.295%, SOFR30A + 1.650%, 12/25/2041(A)(B)	342	344
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
5.545%, SOFR30A + 1.900%, 12/25/2041(A)(B)	1,025	1,028
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.145%, SOFR30A + 2.500%, 04/25/2043(A)(B)	95	96
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
4.795%, SOFR30A + 1.150%, 03/25/2044(A)(B)	46	46
CSAIL Commercial Mortgage Trust, Ser C14, Cl ASB
4.359%, 11/15/2051(B)	57	57
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	135	110
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	17	17
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	52	47
EFMT, Ser 2026-INV2, Cl A1
4.682%, 02/25/2071(A)(B)	441	437
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	8	7
ELM Trust, Ser ELM, Cl A10
5.801%, 06/10/2039(A)(B)	520	520
ELM Trust, Ser ELM, Cl A15
5.994%, 06/10/2039(A)(B)	485	485
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.945%, SOFR30A + 1.300%, 02/25/2042(A)(B)	20	20
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
4.895%, SOFR30A + 1.250%, 03/25/2044(A)(B)	$60	$60
FHLMC STACR REMIC Trust, Ser 2025-DNA1, Cl M2
4.995%, SOFR30A + 1.350%, 01/25/2045(A)(B)	150	150
FHLMC Stacr Remic Trust, Ser 2025-HQA1, Cl M1
4.795%, SOFR30A + 1.150%, 02/25/2045(A)(B)	177	177
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.105%, TSFR1M + 1.450%, 12/15/2039(A)(B)	555	555
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	186	166
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	145	122
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	164	141
J.P. Morgan Mortgage Trust, Ser 2022-8, Cl A12A
4.000%, 01/25/2053(A)(B)	193	190
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	103	103
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.512%, 10/25/2029(A)(B)	150	148
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.519%, TSFR1M + 0.864%, 04/25/2046(A)(B)	47	46
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	29	28
MF1, Ser 2022-FL8, Cl A
5.007%, TSFR1M + 1.350%, 02/19/2037(A)(B)	150	150
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	19	18
MHP, Ser 2021-STOR, Cl A
4.470%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	155
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	2	2
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	66	65

10	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.473%, 04/25/2066(A)(B)	$402	$395
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	122	120
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	50	49
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	40	40
Morgan Stanley Capital I Trust, Ser HR2, Cl ASB
3.509%, 12/15/2050	64	63
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	57	55
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	132	128
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.749%, 09/25/2057(A)(B)	64	61
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	19	19
NRTH Commercial Mortgage Trust, Ser PARK, Cl A
5.048%, TSFR1M + 1.393%, 10/15/2040(A)(B)	425	425
NYC Commercial Mortgage Trust, Ser 3BP, Cl A
4.868%, TSFR1M + 1.213%, 02/15/2042(A)(B)	785	783
OBX Trust, Ser 2018-1, Cl A2
4.419%, TSFR1M + 0.764%, 06/25/2057(A)(B)	8	8
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
4.147%, SOFR + 0.482%, 11/15/2038(A)(B)	25	25
PRET Trust, Ser 2026-RPL1, Cl A1
4.150%, 01/25/2070(A)(C)	355	345
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(C)	162	162
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(A)(B)	226	226
RCKT Mortgage Trust, Ser 2024-CES1, Cl A1A
6.025%, 02/25/2044(A)(B)	177	178
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	1	1
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	$1	$1
STAR Trust, Ser 2024-SFR4, Cl A
5.405%, TSFR1M + 1.750%, 10/17/2041(A)(B)	484	485
STAR Trust, Ser 2024-SFR4, Cl B
5.755%, TSFR1M + 2.100%, 10/17/2041(A)(B)	175	175
STAR Trust, Ser 2025-SFR5, Cl A
5.105%, TSFR1M + 1.450%, 02/17/2042(A)(B)	285	285
STAR Trust, Ser 2025-SFR5, Cl B
5.405%, TSFR1M + 1.750%, 02/17/2042(A)(B)	550	549
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	9	9
Towd Point Mortgage Trust, Ser 2017-1, Cl M1
3.750%, 10/25/2056(A)(B)	843	834
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	16	16
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	2	2
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	32	32
Towd Point Mortgage Trust, Ser 2018-2, Cl A2
3.500%, 03/25/2058(A)(B)	785	767
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	953	937
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	63	62
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	219	213
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	101	91
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	135	134
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	61	56
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	122	112
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	78	71

SEI Daily Income Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	$83	$79
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	42	41
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	39	38
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	74	73
		20,231

Total Mortgage-Backed Securities
(Cost $28,444) ($ Thousands)		28,126

U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Notes
3.625%, 08/31/2027 (D)	60	60
3.625%, 05/31/2028	5,110	5,083
3.500%, 12/15/2028	5,075	5,024
3.375%, 12/31/2027	2,675	2,653
3.375%, 09/15/2028	1,475	1,457
3.250%, 06/30/2027	5,950	5,912

Total U.S. Treasury Obligations
(Cost $20,285) ($ Thousands)		20,189

MUNICIPAL BONDS — 1.9%
New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	595	596

New York — 1.2%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	330	330
City of New York New York, Ser H, GO
4.542%, 02/01/2027	205	206
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.724%, 11/01/2026	945	948
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
4.507%, 11/01/2026	375	376
3.805%, 11/01/2027	415	414
		2,274
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 0.4%
City of Philadelphia Pennsylvania, Ser B, GO
4.460%, 08/01/2027	$335	$337
Philadelphia Authority for Industrial Development, Ser A, RB, AG
6.350%, 04/15/2028	420	433
		770

Total Municipal Bonds
(Cost $3,634) ($ Thousands)		3,640

COMMERCIAL PAPER — 1.0%
Bank of America
0.000%, 09/04/2026 (E)	725	725
Svenska Handelsbanken
0.000%, 12/18/2026 (E)	500	501
Swedbank
3.916%, 09/18/2026 (F)	500	493
Toyota Motor Credit Corporation
3.832%, 07/13/2026 (F)	250	248

Total Commercial Paper
(Cost $1,966) ($ Thousands)		1,967

REPURCHASE AGREEMENT(G) — 2.3%
BNP Paribas
3.650%, dated 4/30/2026 to be repurchased on 05/01/2026, repurchase price $4,400,446 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $12,390,149, 2.000% - 7.500%, 07/31/2030 – 04/01/2056; with a total market value $4,488,000)	4,400	4,400
Total Repurchase Agreement
(Cost $4,400) ($ Thousands)		4,400

Total Investments in Securities — 99.4%
(Cost $192,668) ($ Thousands)		$192,240

12	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	3	Jun-2026	$621	$621	$–
U.S. 5-Year Treasury Notes	25	Jun-2026	2,722	2,696	(26)
			3,343	3,317	(26)
Short Contracts
U.S. 10-Year Treasury Notes	(19)	Jun-2026	$(2,153)	$(2,101)	$52
			$1,190	$1,216	$26

Percentages are based on Net Assets of $193,473 ($ Thousands).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2026, the value of these securities amounted to $77,249 ($ Thousands), representing 39.9% of the Net Assets of the Fund.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	No interest rate available.

(F)	Interest rate represents the security’s effective yield at the time of purchase.

(G)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Short-Duration Government Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES — 71.9%
Agency Mortgage-Backed Obligations — 71.9%
FHLMC
6.000%, 12/01/2052 to 03/01/2053	$1,816	$1,883
5.500%, 02/01/2053	2,327	2,350
5.000%, 07/01/2040	1,063	1,071
4.500%, 06/01/2026 to 12/01/2039	510	507
4.000%, 01/01/2033 to 07/01/2049	3,210	3,147
3.500%, 01/01/2029 to 05/01/2035	5,980	5,898
3.000%, 12/01/2031 to 12/01/2046	6,385	5,927
2.500%, 06/01/2030 to 02/01/2032	1,957	1,890
1.500%, 09/01/2041	449	378
FHLMC Multifamily Structured Pass Through Certificates, Ser 176, Cl X1, IO
0.215%, 12/25/2035(A)	110,464	990
FHLMC Multifamily Structured Pass-Through Certificates, Ser 170, Cl X1, IO
0.399%, 02/25/2035(A)	7,884	150
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	37	37
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.854%, 06/25/2027(A)	16,149	93
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.700%, 01/25/2030(A)	11,990	609
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.663%, 01/25/2031(A)	13,375	306
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.604%, 03/25/2031(A)	10,054	204
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.526%, 01/25/2033(A)	14,642	341
FHLMC Multifamily Structured Pass-Through Certificates, Ser K167, Cl X1, IO
0.335%, 10/25/2034(A)	15,849	243
FHLMC Multifamily Structured Pass-Through Certificates, Ser K510, Cl A2
5.069%, 10/25/2028(A)	2,365	2,407
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	3,190	3,231
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2
5.477%, 01/25/2029	14,000	14,403
FHLMC Multifamily Structured Pass-Through Certificates, Ser K517, Cl A2
5.355%, 01/25/2029(A)	6,620	6,801
FHLMC Multifamily Structured Pass-Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	3,300	3,323

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.717%, 10/25/2026(A)	$20,149	$29
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.696%, 03/25/2028(A)	5,612	53
FHLMC REMIC, Ser 2003-2571, Cl FY
4.504%, SOFR30A + 0.864%, 12/15/2032(A)	980	984
FHLMC REMIC, Ser 2006-3148, Cl CF
4.154%, SOFR30A + 0.514%, 02/15/2034(A)	44	44
FHLMC REMIC, Ser 2006-3153, Cl FX
4.104%, SOFR30A + 0.464%, 05/15/2036(A)	32	32
FHLMC REMIC, Ser 2006-3174, Cl FA
4.054%, SOFR30A + 0.414%, 04/15/2036(A)	700	693
FHLMC REMIC, Ser 2006-3219, Cl EF
4.154%, SOFR30A + 0.514%, 04/15/2032(A)	967	962
FHLMC REMIC, Ser 2007-3339, Cl HF
4.274%, SOFR30A + 0.634%, 07/15/2037(A)	1,076	1,071
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	400	400
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	743	732
FHLMC REMIC, Ser 2011-3788, Cl FA
4.284%, SOFR30A + 0.644%, 01/15/2041(A)	1,481	1,474
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	6	–
FHLMC REMIC, Ser 2011-3930, Cl KE
4.000%, 09/15/2041	6,859	6,709
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	6	–
FHLMC REMIC, Ser 2012-4107, Cl HE
1.500%, 10/15/2041	2,844	2,711
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	2,049	1,983
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	692	617
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	163	160
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	161	158
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	1	–
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	194	12
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	35	1

14	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Short-Duration Government Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	$44	$1
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	115	2
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	62	1
FHLMC REMIC, Ser 2013-4200, Cl LC
2.000%, 05/15/2033	3,939	3,706
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	2	–
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	650	617
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,996
FHLMC REMIC, Ser 2014-4292, Cl P
3.500%, 03/15/2043	488	477
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	12	–
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	5,348	5,202
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	558	546
FHLMC REMIC, Ser 2015-4456, Cl BA
3.000%, 05/15/2044	501	482
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	717	686
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	138	6
FHLMC REMIC, Ser 2015-4535, Cl PA
3.000%, 03/15/2044	1,203	1,168
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	306	38
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	293	282
FHLMC REMIC, Ser 2017-4654, Cl AK
3.000%, 07/15/2044	1,395	1,372
FHLMC REMIC, Ser 2017-4657, Cl PU
3.000%, 09/15/2044	1,028	1,007
FHLMC REMIC, Ser 2017-4673, Cl PH
3.500%, 01/15/2045	1,217	1,207
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	3,884	3,822
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	419	397
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	4,067	3,652
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	444	86
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,378	201
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,483	530

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	$2,061	$409
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,067	906
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	1,234	1,147
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	4,644	4,052
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	2,865	423
FHLMC REMIC, Ser 2021-5091, Cl IG, IO
3.500%, 04/25/2051	2,293	448
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	2,836	449
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	1,689	1,487
FHLMC REMIC, Ser 2021-5183, Cl IC, IO
3.000%, 01/25/2052	3,068	470
FHLMC REMIC, Ser 2022-5213, Cl JH
3.000%, 09/25/2051	1,898	1,811
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	4,266	4,107
FHLMC REMIC, Ser 2022-5243, Cl AV
5.000%, 06/25/2033	3,267	3,253
FHLMC REMIC, Ser 2022-5263, Cl GA
5.000%, 09/25/2045	3,056	3,063
FHLMC REMIC, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	188	188
FHLMC REMIC, Ser 2023-5320, Cl CI, IO
4.000%, 10/15/2047	2,978	490
FHLMC REMIC, Ser 2024-5413, Cl KV
5.500%, 03/25/2035	6,308	6,439
FHLMC REMIC, Ser 2024-5491, Cl CV
5.500%, 11/25/2035	5,927	6,000
FHLMC REMIC, Ser 2024-5494, Cl FA
4.745%, SOFR30A + 1.100%, 01/25/2055(A)	5,105	5,142
FHLMC REMIC, Ser 2025-5538, Cl AV
5.000%, 04/25/2036	6,960	7,003
FHLMC REMIC, Ser 2025-5558, Cl EA
5.000%, 10/25/2052	5,087	5,092
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2017-3, Cl MA
3.000%, 07/25/2056	2,745	2,600
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	2,773	2,607
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	1,398	1,361
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	2,795	2,706

SEI Daily Income Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Short-Duration Government Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	$4,783	$4,608
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	800	758
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	3,622	3,405
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	470	423
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	5,515	4,971
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	923	832
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	140	149
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,265	190
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	80	1
FHLMC, Ser 2020-373, Cl 100
1.000%, 10/25/2038	3,164	2,823
FHLMC, Ser 2022-386, Cl C10, IO
2.500%, 02/15/2042	4,534	518
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	3,260	483
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,011	488
FNMA
7.000%, 06/01/2037	1	1
6.500%, 08/01/2035 to 01/01/2036	25	26
6.145%, H15T1Y + 2.165%, 08/01/2029(A)	4	4
6.000%, 07/01/2038 to 05/01/2053	5,205	5,380
5.500%, 06/01/2038 to 06/01/2053	11,051	11,268
5.170%, 02/01/2029	3,325	3,404
5.074%, SOFR30A + 2.155%, 11/01/2055(A)	4,558	4,603
5.065%, 12/01/2028	2,440	2,488
4.820%, 04/01/2029	2,595	2,634
4.500%, 08/01/2031 to 08/01/2044	2,234	2,217
4.400%, 07/01/2030	1,200	1,202
4.390%, 04/01/2029	2,862	2,874
4.000%, 08/01/2026 to 08/01/2051	2,806	2,743
3.500%, 10/01/2027 to 02/01/2045	11,317	11,008
3.000%, 09/01/2027 to 11/01/2036	6,969	6,706
2.960%, 01/01/2027	1,065	1,057
2.500%, 01/01/2028 to 09/01/2036	8,053	7,772

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	$543	$488
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	7	–
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,353	253
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	3,855	483
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	3,715	580
FNMA Interest, Ser 2023-437, Cl C11, IO
3.000%, 07/25/2052	4,930	890
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,203	484
FNMA REMIC, Ser 2002-53, Cl FK
4.160%, SOFR30A + 0.514%, 04/25/2032(A)	19	19
FNMA REMIC, Ser 2005-101, Cl B
5.000%, 11/25/2035	477	483
FNMA REMIC, Ser 2006-76, Cl QF
4.160%, SOFR30A + 0.514%, 08/25/2036(A)	114	113
FNMA REMIC, Ser 2006-79, Cl DF
4.110%, SOFR30A + 0.464%, 08/25/2036(A)	80	79
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	123	128
FNMA REMIC, Ser 2007-64, Cl FB
4.130%, SOFR30A + 0.484%, 07/25/2037(A)	629	625
FNMA REMIC, Ser 2008-16, Cl FA
4.460%, SOFR30A + 0.814%, 03/25/2038(A)	295	295
FNMA REMIC, Ser 2009-110, Cl FD
4.510%, SOFR30A + 0.864%, 01/25/2040(A)	1,609	1,615
FNMA REMIC, Ser 2009-112, Cl FM
4.510%, SOFR30A + 0.864%, 01/25/2040(A)	1,012	1,016
FNMA REMIC, Ser 2009-77, Cl ZA
4.500%, 10/25/2039	611	607
FNMA REMIC, Ser 2009-82, Cl FC
4.680%, SOFR30A + 1.034%, 10/25/2039(A)	1,227	1,238
FNMA REMIC, Ser 2009-82, Cl FD
4.610%, SOFR30A + 0.964%, 10/25/2039(A)	1,160	1,168
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	256	256
FNMA REMIC, Ser 2010-56, Cl AF
4.326%, SOFR30A + 0.664%, 06/25/2040(A)	1,045	1,040
FNMA REMIC, Ser 2011-17, Cl ZM
3.500%, 03/25/2031	2,183	2,146

16	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Short-Duration Government Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	$184	$181
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	69	1
FNMA REMIC, Ser 2012-124, Cl BC
3.000%, 03/25/2042	936	920
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,054	1,759
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	466	26
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	91	1
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.513%, 05/25/2042(A)	10	1
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	19	–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	26	–
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	310	13
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	251	247
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	100	99
FNMA REMIC, Ser 2013-121, Cl FA
4.160%, SOFR30A + 0.514%, 12/25/2043(A)	7,007	6,948
FNMA REMIC, Ser 2013-130, Cl FQ
3.960%, SOFR30A + 0.314%, 06/25/2041(A)	942	936
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	308	302
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	188	184
FNMA REMIC, Ser 2013-76, Cl PH
2.500%, 09/25/2042	1,376	1,309
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	159	156
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	4,544	4,480
FNMA REMIC, Ser 2014-50, Cl SC, IO
2.219%, 08/25/2044(A)	583	35
FNMA REMIC, Ser 2015-21, Cl WI, IO
2.034%, 04/25/2055(A)	452	20
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	208	205
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.218%, 06/25/2055(A)	476	22
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	413	404
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	244	20

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	$39	$1
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	870	837
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	1,376	190
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	1	–
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	271	259
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	347	63
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,109	1,054
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	635	626
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,305	226
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	948	923
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	4,321	4,274
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	1,709	1,647
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	5,129	5,101
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	679	677
FNMA REMIC, Ser 2019-38, Cl PC
3.000%, 02/25/2048	557	526
FNMA REMIC, Ser 2019-42, Cl KA
3.000%, 07/25/2049	5,839	5,311
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	884	50
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	1,563	129
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,092	483
FNMA REMIC, Ser 2020-37, Cl IM, IO
4.000%, 06/25/2050	2,457	473
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,208	1,048
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	2,052	386
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	1,942	322
FNMA REMIC, Ser 2020-77, Cl HI, IO
4.000%, 11/25/2050	2,655	537
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,153	497
FNMA REMIC, Ser 2021-1, Cl MI, IO
3.000%, 02/25/2049	2,561	425

SEI Daily Income Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Short-Duration Government Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2021-26, Cl YI, IO
3.500%, 05/25/2050	$3,032	$530
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	3,755	561
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	3,461	573
FNMA REMIC, Ser 2021-86, Cl T
2.500%, 09/25/2048	1,023	913
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	3,211	503
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	4,275	4,191
FNMA REMIC, Ser 2022-5, Cl AB
2.000%, 03/25/2050	1,549	1,332
FNMA REMIC, Ser 2022-72, Cl CB
5.250%, 07/25/2039	4,133	4,142
FNMA REMIC, Ser 2022-75, Cl B
5.500%, 07/25/2047	1,721	1,739
FNMA REMIC, Ser 2022-77, Cl CA
5.000%, 04/25/2039	407	406
FNMA REMIC, Ser 2023-53, Cl GB
6.000%, 08/25/2044	505	513
FNMA REMIC, Ser 2024-41, Cl DA
5.500%, 12/25/2051	7,742	7,804
FNMA REMIC, Ser 2024-70, Cl FA
4.695%, SOFR30A + 1.050%, 10/25/2054(A)	3,638	3,666
FNMA REMIC, Ser 2025-106, Cl PC
4.750%, 09/25/2054	5,895	5,821
FNMA REMIC, Ser 2025-13, Cl BD
4.750%, 09/25/2051	4,200	4,195
FNMA REMIC, Ser 2025-3, Cl BA
5.500%, 03/25/2052	1,602	1,616
FNMA REMIC, Ser 2025-3, Cl DA
5.500%, 04/25/2052	1,510	1,535
FNMA REMIC, Ser 2025-34, Cl BA
5.000%, 12/25/2051	1,734	1,732
FNMA REMIC, Ser 2026-1, Cl CA
5.000%, 07/25/2047	3,119	3,114
FNMA TBA
5.000% - 6.000%, 5/15/2041 - 5/15/2056	4,019	4,059
FNMA, Ser 2019-M21, Cl X1, IO
1.576%, 05/25/2029(A)	9,570	268
GNMA
6.500%, 12/15/2037 to 02/20/2039	70	75
6.000%, 02/15/2029 to 06/15/2041	286	296
5.500%, 01/15/2038 to 02/15/2041	678	704
5.000%, 09/15/2039 to 04/15/2041	266	271
4.500%, 09/20/2049	975	954
4.000%, 07/15/2041 to 08/15/2041	38	37
3.500%, 06/20/2046	1,339	1,234

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
2.500%, 02/20/2052 - 5/15/2046	$(256)	$(207)
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,125	1,123
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	902	173
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	430	83
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	292	288
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,303	178
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	449	444
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	362	359
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	134	133
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	149	148
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	75	74
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	247	245
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	14	–
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	745	708
GNMA, Ser 2013-129, Cl AF
4.176%, TSFR1M + 0.514%, 10/20/2039(A)	2,153	2,143
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	187	187
GNMA, Ser 2013-157, Cl AE
2.500%, 10/16/2028	2,681	2,642
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	1,235	1,215
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	143	141
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	253	32
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	25	–
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	1,011	986
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	882	862
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	1,401	1,381
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	1,585	1,536
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	270	265

18	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Short-Duration Government Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	$925	$903
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	103	19
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	72	70
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	570	543
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	980	939
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	4	–
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	634	124
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	460	69
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	185	183
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	36	–
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	576	31
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	173	4
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	579	66
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	891	156
GNMA, Ser 2016-81, Cl CA
2.250%, 03/16/2045	888	820
GNMA, Ser 2016-91, Cl TJ
2.500%, 07/20/2046	4,382	3,891
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	37	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	722	115
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	155	29
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	195	36
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	539	67
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	363	50
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	677	105
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	299	286
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,057	999
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	3,821	3,548

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	$1,887	$347
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,051	1,919
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,159	165
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,586	234
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,379	287
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	2,976	2,408
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	2,497	2,229
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	1,174	1,151
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	2,091	1,956
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	3,239	3,200
GNMA, Ser 2022-87, Cl CA
2.500%, 09/20/2036	8,009	7,535
GNMA, Ser 2023-112, Cl NA
6.000%, 11/20/2052	751	763
GNMA, Ser 2024-127, Cl KE
2.500%, 04/20/2044	3,811	3,629
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12
3.250%, 10/25/2033(B)	12,392	12,236

Total Mortgage-Backed Securities
(Cost $425,383) ($ Thousands)		426,562

U.S. TREASURY OBLIGATIONS — 19.5%
U.S. Treasury Notes
3.750%, 04/15/2028	23,775	23,711
3.625%, 08/31/2027	47,275	47,136
3.625%, 08/15/2028	11,775	11,706
3.500%, 10/15/2028 (C)	33,575	33,258

Total U.S. Treasury Obligations
(Cost $116,361) ($ Thousands)		115,811

SEI Daily Income Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Short-Duration Government Fund (Concluded)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
REPURCHASE AGREEMENTS(D) — 7.1%
BNP Paribas
3.650%, dated 04/30/2026 to be repurchased on 05/01/2026, repurchase price $41,404,198 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $10,949,960, 1.750% - 7.500%, 06/30/2027 – 10/20/2065; with a total market value $42,228)	$41,400	$41,400
Deutsche Bank
3.650%, dated 04/30/2026 to be repurchased on 05/01/2026, repurchase price $1,000,101 collateralized by a U.S. Government obligation, par value $1,427,916, 4.000%, 09/20/2052; with total market value $1,020,000)	1,000	1,000

Total Repurchase Agreements
(Cost $42,400) ($ Thousands)		42,400

Total Investments in Securities — 98.5%
(Cost $584,144) ($ Thousands)		$584,773

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

	Number of	Expiration	Notional Amount	Value	Unrealized Appreciation
Type of Contract	Contracts	Date	(Thousands)	(Thousands)	(Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	756	Jun-2026	$158,052	$156,586	$(1,466)
U.S. 5-Year Treasury Notes	281	Jun-2026	30,694	30,302	(392)
U.S. Long Treasury Bonds	2	Jun-2026	235	226	(9)
			188,981	187,114	(1,867)
Short Contracts
U.S. 10-Year Treasury Notes	(642)	Jun-2026	$(71,375)	$(71,001)	$374
Ultra 10-Year U.S. Treasury Notes	(214)	Jun-2026	(24,820)	(24,152)	668
			(96,195)	(95,153)	1,042
			$92,786	$91,961	$(825)

Percentages are based on Net Assets of $593,533 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2026, the value of these securities amounted to $12,236 ($ Thousands), representing 2.1% of the Net Assets of the Fund.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(D)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

20	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 98.7%

Agency Mortgage-Backed Obligations — 98.7%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.854%, 06/25/2027(A)	$1,470	$8
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.752%, 04/25/2030(A)	553	29
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.509%, 07/25/2030(A)	676	33
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.851%, 12/25/2030(A)	1,002	29
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.574%, 02/25/2036(A)	595	19
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.717%, 10/25/2026(A)	1,836	3
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	4	–
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	24	–
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	30	1
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	40	1
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	87	4
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	75	13
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	130
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	154	140
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	130	10
FNMA
8.000%, 03/01/2027 to 09/01/2028	1	1
6.500%, 09/01/2032	10	11
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	1	–
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	76	8
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	2	–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	19	–
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	30	1
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	86	2
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-21, Cl WI, IO
2.034%, 04/25/2055(A)	$56	$3
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	43	8
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	60
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	174	168
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	44
FNMA, Ser 2019-M21, Cl X1, IO
1.576%, 05/25/2029(A)	885	25
FNMA, Ser 2020-M2, Cl X, IO
0.389%, 01/25/2030(A)	718	5
GNMA
8.000%, 05/15/2027 to 03/15/2032	17	17
7.500%, 02/15/2027 to 10/15/2035	16	17
6.500%, 08/15/2027 to 10/15/2038	83	90
6.000%, 04/15/2028 to 11/15/2034	55	56
5.500%, 04/15/2037 to 07/15/2041	332	342
5.000%, 06/15/2033 to 01/20/2045	586	594
4.500%, 08/15/2033 to 08/20/2049	1,043	1,028
4.000%, 03/20/2040 to 09/20/2048	949	908
3.875%, 05/15/2042 to 08/15/2042	480	456
3.500%, 03/20/2041 to 02/20/2049	1,154	1,056
3.000%, 11/20/2045 to 12/20/2050	1,095	983
2.500%, 09/20/2045 to 02/20/2052	2,012	1,730
2.000%, 08/20/2050	831	684
GNMA TBA
2.000% - 6.000%, 5/15/2046 - 5/15/2056	(38)	162
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	193	37
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	159	22
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	9	–
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	166	21
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(B)	45	41
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	45	1
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	16	–
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	25	1
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	103	16
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	110	23
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	173	26

SEI Daily Income Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	$24	$–
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	356	297
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	73	10
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	149	8
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	113	3
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	155	18
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	262	193
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	15	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	244	39
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	108	18
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	70	13
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	76	66
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	190
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	$160	$100
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	126	23
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	99	14
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	196	8

Total Mortgage-Backed Securities
(Cost $11,022) ($Thousands)		10,067

REPURCHASE AGREEMENT(C) — 2.0%
BNP Paribas
3.650%, dated 04/30/2026 to be repurchased on 05/01/2026, repurchase price $200,020 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $199,322, 4.000% - 6.500%, 04/01/2033 – 03/20/2056; with a total market value $204,000)	$200	200
Total Repurchase Agreement
(Cost $200) ($Thousands)		200

Total Investments in Securities — 100.7%
(Cost $11,222) ($Thousands)		$10,267

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 10-Year Treasury Notes	6	Jun-2026	$667	$663	$(4)
U.S. Ultra Long Treasury Bonds	2	Jun-2026	241	230	(11)
			908	893	(15)
Short Contracts
U.S. 5-Year Treasury Notes	(1)	Jun-2026	$(110)	$(108)	$2
U.S. Long Treasury Bonds	(2)	Jun-2026	(235)	(225)	10
Ultra 10-Year U.S. Treasury Notes	(2)	Jun-2026	(232)	(226)	6
			(577)	(559)	18
			$331	$334	$3

Percentages are based on Net Assets of $10,194 ($Thousands).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

22	SEI Daily Income Trust

Glossary (abbreviations which are used in the preceding Schedules of Investments):

Portfolio Abbreviations
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
SOFR — Secured Overnight Financing Rate
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month

SEI Daily Income Trust	23